Restatement - Unaudited Consolidated Statements of Income (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Vessel and other management fee	[1]	$ 4,769	$ 6,545
Operating revenues		34,927	52,302
Vessel operating expenses		29,637	29,338
Administrative expenses		21,265	16,166
Depreciation and amortization		39,149	35,815
Total operating expenses		115,035	126,450
Gain on disposals to Golar Partners	[1]	0	103,540
Impairment of vessel held-for-sale		0	(1,032)
Loss on disposal of vessel held-for-sale		0	(5,824)
Operating (loss) income		(80,092)	22,536
Other non-operating income (expense)
Dividend income	[1]		0
Loss on sale of available-for-sale securities			0
Total other non-operating income			0
Financial income (expenses)
Interest income	[1]	1,091	3,910
Interest expense	[1]	(19,353)	(34,669)
Other financial items, net		(56,351)	18,851
Net financial expenses		(74,613)	(11,908)
(Loss) income before taxes and equity in net earnings of affiliates		(154,705)	10,628
Income taxes		1,285	1,803
Equity in net (losses) earnings of affiliates		(5,563)	40,171
Net (loss) income		(158,983)	52,602
Net income attributable to non-controlling interests		(12,229)	(5,035)
Net (loss) income attributable to Golar LNG Ltd		$ (171,212)	$ 47,567
Basic and diluted (loss) earnings per share (in USD per share)		$ (1.84)	$ 0.51
Cash dividends declared and paid per share (in USD per share)		$ 0.10	$ 0.90
Non-collaborative Arrangement Transactions
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Time and voyage charter revenues	[1]	$ 24,222	$ 45,757
Voyage and charterhire expenses	[1]	$ 20,474	45,131
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Vessel and other management fee	[1]		6,545
Operating revenues			52,302
Vessel operating expenses			29,338
Administrative expenses			16,166
Depreciation and amortization			35,815
Total operating expenses			126,450
Gain on disposals to Golar Partners	[1]		103,790
Impairment of vessel held-for-sale			(1,032)
Loss on disposal of vessel held-for-sale			(5,824)
Operating (loss) income			22,786
Other non-operating income (expense)
Dividend income	[1]		7,495
Loss on sale of available-for-sale securities			(3,011)
Total other non-operating income			4,484
Financial income (expenses)
Interest income	[1]		3,910
Interest expense	[1]		(34,669)
Other financial items, net			18,851
Net financial expenses			(11,908)
(Loss) income before taxes and equity in net earnings of affiliates			15,362
Income taxes			1,803
Equity in net (losses) earnings of affiliates			7,225
Net (loss) income			24,390
Net income attributable to non-controlling interests			(5,035)
Net (loss) income attributable to Golar LNG Ltd			$ 19,355
Basic and diluted (loss) earnings per share (in USD per share)			$ 0.22
Cash dividends declared and paid per share (in USD per share)			$ 0.90
Previously Reported | Non-collaborative Arrangement Transactions
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Time and voyage charter revenues	[1]		$ 45,757
Voyage and charterhire expenses	[1]		45,131
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Vessel and other management fee	[1]		0
Operating revenues			0
Vessel operating expenses			0
Administrative expenses			0
Depreciation and amortization			0
Total operating expenses			0
Gain on disposals to Golar Partners	[1]		(250)
Impairment of vessel held-for-sale			0
Loss on disposal of vessel held-for-sale			0
Operating (loss) income			(250)
Other non-operating income (expense)
Dividend income	[1]		(7,495)
Loss on sale of available-for-sale securities			3,011
Total other non-operating income			(4,484)
Financial income (expenses)
Interest income	[1]		0
Interest expense	[1]		0
Other financial items, net			0
Net financial expenses			0
(Loss) income before taxes and equity in net earnings of affiliates			(4,734)
Income taxes			0
Equity in net (losses) earnings of affiliates			32,946
Net (loss) income			28,212
Net income attributable to non-controlling interests			0
Net (loss) income attributable to Golar LNG Ltd			$ 28,212
Basic and diluted (loss) earnings per share (in USD per share)			$ 0.00
Cash dividends declared and paid per share (in USD per share)			$ 0.00
Adjustment | Non-collaborative Arrangement Transactions
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Time and voyage charter revenues	[1]		$ 0
Voyage and charterhire expenses	[1]		$ 0

[1]	This includes amounts arising from transactions with related parties (see note 16).